Note 6 - Disclosures to the interim condensed consolidated statements of income or loss - Other operating income expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Other operating income	€ 974	€ 209	€ 1,850	€ 370
Income from currency valuation	974		1,563	0
Income relating to other periods		142	275	225
Income Renault ZOE		2		45
Miscellaneous		66	12	100	€ 269	€ 334	€ 220
Other operating expenses
Other operating expenses	35		97
Expenses from currency valuation	34		78
Miscellaneous	1		19		18,252	39,675	5,375
Total other operating income/expenses	€ 939	€ 209	€ 1,753	€ 370	€ (183)	€ (15)	€ 220